Basis of presentation of the unaudited interim condensed consolidated financial information (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of presentation [Abstract]
Net loss	R$ 57,300	R$ 33,200
Working capital deficit	313,700		R$ 348,300
Shareholders’ deficit	(100,005)	(76,774)	(111,622)	R$ (53,629)
Current debt obligations outstanding	22,300		44,300
Cash and cash equivalents	16,399	R$ 13,249	18,035	R$ 11,398
Loans and financing	400
Related party liabilities	R$ 1,252		R$ 1,078